Income Taxes (Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the valuation allowance
Balance at beginning of year	$ 10,034	$ 6,232	$ 15,353
Additions	0	4,766	2,053
Deductions	(2,322)	(964)	(11,174)
Balance at end of year	$ 7,712	$ 10,034	$ 6,232